[THE RESERVE FUNDS LOGO]

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GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
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This literature is not authorized for distribution to prospective investors
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Distributor--Resrv Partners, Inc.
RPES/SEMI-ANNUAL 01/00



                           [THE RESERVE FUNDS LOGO]

                              SEMI-ANNUAL REPORT

                        RESERVE PRIVATE EQUITY SERIES

                            BLUE CHIP GROWTH FUND
                        INFORMED INVESTORS GROWTH FUND
                          INTERNATIONAL EQUITY FUND
                            LARGE-CAP GROWTH FUND
                            SMALL-CAP GROWTH FUND
                            STRATEGIC GROWTH FUND

                               NOVEMBER 30, 1999

              RESERVE PRIVATE EQUITY SERIES--BLUE CHIP GROWTH FUND

       SCHEDULE OF PORTFOLIO INVESTMENTS--NOVEMBER 30, 1999--(UNAUDITED)

                                                    VALUE
SHARES    COMMON STOCKS -- 99.1%                  (NOTE 1)
-------   -----------------------------------    -----------
          BANKS -- 3.6%
  8,300   Bank of America Corp...............    $   485,550
                                                 -----------
          BIO-TECHNOLOGY -- 3.6%
 10,700   Amgen Inc.*........................        487,519
                                                 -----------

          CABLE-TV -- 3.6%
  6,175   MediaOne Group, Inc.*..............        489,369
                                                 -----------

          COMMUNICATION RADIO -- 3.0%
 11,225   Infinity Broadcasting Company*.....        409,011
                                                 -----------

          COMPUTER MEMORY DEVICES -- 4.2%
  6,900   EMC Corp.*.........................        576,581
                                                 -----------

          COMPUTER MICROSYSTEMS -- 9.7%
  8,425   Dell Computer Corp.*...............        362,275
  3,375   DoubleClick Inc.*..................        540,211
  4,075   International Business Machines
          Corp...............................        419,980
                                                 -----------
                                                   1,322,466
                                                 -----------

          COMPUTER NETWORKING -- 4.4%
  6,824   Cisco Systems, Inc. *..............        608,615
                                                 -----------

          COMPUTER SOFTWARE -- 8.9%
  9,100   America Online, Inc.*..............        661,456
  6,075   Microsoft Corp.*...................        553,110
                                                 -----------
                                                   1,214,566
                                                 -----------
          DIVERSIFIED MEDIA -- 2.3%
  3,825   Clear Channel Communications*......        307,434
                                                 -----------
          ELECTRONIC COMPONENTS -- 4.6%
  3,500   Broadcom Corp.*....................        626,719
                                                 -----------
          ELECTRONICS -- 3.8%
  4,000   General Electric Company...........        520,000
                                                 -----------

                                                    VALUE
SHARES    COMMON STOCKS (CONTINUED)               (NOTE 1)
-------   -----------------------------------    -----------

          FINANCIAL SERVICES -- 7.7%
  9,810   Citigroup, Inc.....................    $   528,514
  4,300   Morgan Stanley Dean Witter &
          Company............................        518,688
                                                 -----------
                                                   1,047,202
                                                 -----------

          INSURANCE -- 3.2%
  4,281   American International Group,
          Inc................................        442,013
                                                 -----------

          INTERNET MANAGEMENT -- 4.6%
  4,300   CMGI Inc.*.........................        632,638
                                                 -----------

          MANUFACTURING DIVERSIFIED -- 4.1%
  6,800   Solectron Corp.*...................        560,150
                                                 -----------

          PHARMACEUTICALS -- 9.3%
  5,625   Merck & Company, Inc...............        441,562
 10,525   Pfizer, Inc.*......................        380,873
  5,025   Warner Lambert Company.............        450,680
                                                 -----------
                                                   1,273,115
                                                 -----------

          SEMICONDUCTORS -- 3.2%
  5,750   Intel Corp.........................        440,953
                                                 -----------

          TELECOMMUNICATION -- 11.5%
 10,875   AT&T Liberty Media*................        454,711
  5,600   MCI WorldCom, Inc.*................        463,050
 10,650   Qwest Communications Int'l.*.......        364,097
  4,700   Time Warner........................        289,931
                                                 -----------
                                                   1,571,789
                                                 -----------

          TELECOMMUNICATIONS
          EQUIPMENT -- 3.8%
  7,175   Lucent Technologies, Inc...........        524,223
                                                 -----------
          TOTAL COMMON STOCKS
          (Cost $8,968,193)............  99.1%    13,539,913
          OTHER ASSETS, LESS
          LIABILITIES..................   0.9        128,826
                                        -----    -----------
          NET ASSETS................... 100.0%   $13,668,739
                                        -----    -----------
                                        -----    -----------

------------
Value of investments are shown as a percentage of Net Assets.

* Non-income producing.

For Federal income tax purposes the tax basis for investments owned at November 30, 1999, was $8,968,193 the aggregate gross unrealized appreciation was $4,677,019 and the aggregate gross unrealized depreciation was $105,299.

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE PRIVATE EQUITY SERIES--BLUE CHIP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1999 (UNAUDITED)

ASSETS:
  Investments in securities, at value
    (cost $8,968,193).......................   $13,539,913
  Cash......................................        46,146
  Receivable for securities sold............       265,487
  Receivable for Fund shares sold...........         7,500
  Dividend and interest receivable..........         3,046
                                               -----------
    Total Assets............................    13,862,093
                                               -----------
LIABILITIES:
  Payable for securities purchased..........       192,025
  Payable for Fund shares repurchased.......           226
  Other payables and accrued expenses.......         1,103
                                               -----------
    Total Liabilities.......................       193,254
                                               -----------
NET ASSETS (NOTES 1 & 5):
  Net assets consisting of 472,330 of
    Class R shares and 99,610 of Class I
    shares outstanding ($.001 par value)....   $13,668,739
                                               -----------
                                               -----------
NET ASSET VALUE PER SHARE (offering and
  redemption price per share):
  Class R ($12,042,992/472,330).............   $     25.50
                                               -----------
                                               -----------
  Class I ($1,625,747/99,610)...............   $     16.32
                                               -----------
                                               -----------
COMPOSITION OF NET ASSETS:
  Capital Stock.............................   $     1,210
  Paid in surplus...........................     6,544,891
  Accumulated net realized gain on
    investments.............................     2,614,216
  Accumulated net investment loss...........       (63,298)
  Net unrealized appreciation on
    investments.............................     4,571,720
                                               -----------
NET ASSETS..................................   $13,668,739
                                               -----------
                                               -----------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1999 (UNAUDITED)

INVESTMENT INCOME:
  Dividends.................................   $    20,534
  Interest..................................           412
                                               -----------
    Total Investment Income.................        20,946
                                               -----------
EXPENSES:
  Comprehensive fee (Note 3)................        69,923
  Distribution fee (Note 3).................        14,321
                                               -----------
    Total Expenses..........................        84,244
                                               -----------
    Net Investment Loss.....................       (63,298)
                                               -----------
REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS (NOTE 2):
  Net realized gain on investments..........       263,254
  Net change in unrealized appreciation on
    investments.............................     2,248,168
                                               -----------
  Net realized and unrealized gain on
    investments.............................     2,511,422
                                               -----------
  Net Increase in Net Assets Resulting from
    Operations..............................   $ 2,448,124
                                               -----------
                                               -----------


                       STATEMENT OF CHANGES IN NET ASSETS
            FOR THE SIX MONTHS ENDED NOVEMBER 30, 1999 (UNAUDITED)
                       AND THE YEAR ENDED MAY 31, 1999

                                                                                                   1999           1999
                                                                                                -----------    -----------
INCREASE (DECREASE) IN NET ASSETS FROM:
  INVESTMENT OPERATIONS:
    Net investment loss......................................................................   $   (63,298)   $   (95,948)
    Net realized gain from investment transactions...........................................       263,254      2,917,573
    Net change in unrealized appreciation on investments.....................................     2,248,168      1,150,092
                                                                                                -----------    -----------
    Net increase in net assets resulting from operations.....................................     2,448,124      3,971,717
                                                                                                -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net realized gain on investments.........................................................            --       (631,531)
                                                                                                -----------    -----------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
    Net proceeds from sale of shares.........................................................     3,037,483      2,209,195
    Reinvestment of distributions............................................................            --        608,358
    Cost of shares redeemed..................................................................    (2,388,534)    (4,118,126)
                                                                                                -----------    -----------
    Net increase (decrease) in net assets resulting from capital share transactions..........       648,949     (1,300,573)
                                                                                                -----------    -----------
    Net increase in net assets...............................................................     3,097,073      2,039,613
NET ASSETS:
    Beginning of period......................................................................    10,571,666      8,532,053
                                                                                                -----------    -----------
    End of period............................................................................   $13,668,739    $10,571,666
                                                                                                -----------    -----------
                                                                                                -----------    -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

         RESERVE PRIVATE EQUITY SERIES--INFORMED INVESTORS GROWTH FUND

       SCHEDULE OF PORTFOLIO INVESTMENTS--NOVEMBER 30, 1999--(UNAUDITED)

                                                   VALUE
SHARES                                           (NOTE 1)
-------                                          ----------
          COMMON STOCKS -- 95.9%
          COMMUNICATIONS EQUIPMENT -- 5.9%
  1,000   Level 3 Communications, Inc.*......    $  101,719
    800   QUALCOMM, Inc.*....................       289,850
                                                 ----------
                                                    391,569
                                                 ----------
          COMPUTERS -- 1.7%
    700   Emulex Corp.*......................       113,750
                                                 ----------
          COMPUTER DATA SERVICES -- 2.3%
    800   VeriSign, Inc.*....................       148,650
                                                 ----------
          COMPUTER MEMORY DEVICES -- 2.1%
  1,500   Veritas Software Corp.*............       137,344
                                                 ----------
          COMPUTER MICROSYSTEMS -- 1.7%
    700   DoubleClick Inc.*..................       112,044
                                                 ----------
          COMPUTER NETWORKING -- 10.3%
  2,400   Cisco Systems, Inc.*...............       214,050
    700   Foundry Networks, Inc*.............       164,588
  1,500   Network Appliance, Inc.*...........       176,531
    900   Redback Networks, Inc.*............       125,944
                                                 ----------
                                                    681,113
                                                 ----------
          COMPUTER SERVICES -- 1.6%
  1,400   Ariba, Inc.*.......................       108,338
                                                 ----------
          COMPUTER SOFTWARE -- 13.3%
  1,600   America Online, Inc.*..............       116,300
  2,400   Broadvision, Inc.*.................       223,350
  1,100   Exodus Communications, Inc.*.......       118,594
  1,100   Network Solutions, Inc.*...........       164,931
  3,300   OpenTV Corp.*......................       254,925
                                                 ----------
                                                    878,100
                                                 ----------
          ELECTRONIC COMPONENTS -- 10.2%
  1,600   Broadcom Corp.-CL A*...............       286,500
  1,100   PMC--Sierra, Inc.*.................       113,369
  1,000   SDL, Inc.*.........................       162,750
  1,300   Triquint Semiconductor, Inc.*......       110,662
                                                 ----------
                                                    673,281
                                                 ----------



                                                   VALUE
SHARES                                           (NOTE 1)
-------                                          ----------

          COMMON STOCKS (CONTINUED)
          INTERNET CONTENT -- 15.6%
    700   Akami Technologies, Inc.*..........    $  165,900
  1,100   Cobalt Networks, Inc.*.............       185,694
  1,600   InfoSpace.com, Inc.*...............       162,700
  1,000   Internet Capital Group, Inc.*......       168,000
  2,000   Internet Initiative Japan, Inc.
          ADR*...............................       191,031
  1,700   VerticalNet, Inc.*.................       148,962
                                                 ----------
                                                  1,022,287
                                                 ----------
          INTERNET SOFTWARE -- 10.5%
  1,500   Alteon Websystems, Inc.*...........       144,750
    800   F5 Networks, Inc. *................        90,500
    800   Phone.Com, Inc.*...................       116,000
    800   RealNetworks, Inc.*................       111,600
  1,100   Red Hat, Inc.*.....................       231,000
                                                 ----------
                                                    693,850
                                                 ----------
          PACKAGE SOFTWARE -- 2.1%
  2,000   Siebel Systems, Inc.*..............       140,250
                                                 ----------
          SEMICONDUCTOR -- 10.6%
  1,400   Applied Micro Circuits Corp.*......       116,375
  2,000   Conexant Systems, Inc.*............       118,500
  1,000   JDS Uniphase Corp.*................       228,750
  1,000   QLogic Corp.*......................       113,125
  1,300   Texas Instruments, Inc.............       124,881
                                                 ----------
                                                    701,631
                                                 ----------
          TELECOMMUNICATIONS -- 6.2%
  1,300   Copper Mountain Networks, Inc.*....       108,469
  3,700   Global Crossing Ltd.*..............       161,412
  1,000   Nokia Corp. Class A................       138,187
                                                 ----------
                                                    408,068
                                                 ----------
          TELECOMMUNICATIONS
          EQUIPMENT -- 1.8%
  2,000   Net2Phone, Inc.*...................       116,250
                                                 ----------
          TOTAL COMMON STOCKS (cost
          $4,702,416)........................     6,326,525
                                                 ----------
          SHORT-TERM INVESTMENTS -- 2.8%
185,000   Reserve Institutional Trust:
          U.S. Government Institutional Fund
          Class A (Cost $185,000)............       185,000
                                                 ----------

          TOTAL INVESTMENTS (Cost
          $4,887,416)...................  98.7%   6,511,525
          OTHER ASSETS, LESS
          LIABILITIES...................   1.3       87,557
                                        ------   ----------
          NET ASSETS.................... 100.0%  $6,599,082
                                        ------   ----------
                                        ------   ----------

------------
Value of investments are shown as a percentage of net assets.

* Non-income producing security.

For Federal income tax purposes the tax basis for investments owned at November 30, 1999, was $4,887,416; the aggregate gross unrealized appreciation was $1,699,484 and the aggregate gross unrealized depreciation was $75,375.

                       SEE NOTES TO FINANCIAL STATEMENTS.

         RESERVE PRIVATE EQUITY SERIES--INFORMED INVESTORS GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1999 (UNAUDITED)

ASSETS:
  Investments in securities, at value
    (cost $4,887,416).......................   $6,511,525
  Cash......................................      107,391
  Receivable for securities sold............      373,328
  Receivable for Fund shares sold...........      141,594
  Dividend and interest receivable..........          474
                                               ----------
    Total Assets............................    7,134,312
                                               ----------
LIABILITIES:
  Payable for securities purchased..........      505,036
  Payable for Fund shares repurchased.......       28,977
  Other payables and accrued expenses.......        1,217
                                               ----------
    Total Liabilities.......................      535,230
                                               ----------
NET ASSETS (NOTES 1 & 5):
  Net assets consisting of 308,376 Class R
    shares and 54,890 Class I shares
    outstanding ($.001 par value)...........   $6,599,082
                                               ----------
                                               ----------
NET ASSET VALUE PER SHARE (offering and
  redemption price per share):
  Class R ($5,706,165/308,376)..............   $    18.50
                                               ----------
                                               ----------
  Class I ($892,917/54,890).................   $    16.27
                                               ----------
                                               ----------
COMPOSITION OF NET ASSETS:
  Capital Stock.............................   $      364
  Paid in surplus...........................    3,062,551
  Accumulated net investment loss...........      (33,944)
  Accumulated net realized gain on
    investments.............................    1,946,002
  Net unrealized appreciation on
    investments.............................    1,624,109
                                               ----------
NET ASSETS..................................   $6,599,082
                                               ----------
                                               ----------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1999 (UNAUDITED)

INVESTMENT INCOME:
  Dividends.................................   $      391
  Interest..................................        3,551
                                               ----------
    Total Investment Income.................        3,942
                                               ----------
EXPENSES:
  Comprehensive fee (Note 3)................       32,008
  Distribution fee (Note 3).................        5,878
                                               ----------
    Total Expenses..........................       37,886
                                               ----------
  Net Investment Loss.......................      (33,944)
                                               ----------
REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS (NOTE 2):
  Net realized gain on investments..........      596,283
  Net change in unrealized appreciation on
    investments.............................    1,521,893
                                               ----------
  Net realized and unrealized gain on
    investments.............................    2,118,176
                                               ----------
  Net Increase in Net Assets Resulting from
    Operations..............................   $2,084,232
                                               ----------
                                               ----------


                       STATEMENT OF CHANGES IN NET ASSETS
   FOR THE SIX MONTHS ENDED NOVEMBER 30, 1999 (UNAUDITED) AND THE YEAR ENDED
                                  MAY 31, 1999

                                                                                                    1999           1999
                                                                                                 -----------    -----------
INCREASE (DECREASE) IN NET ASSETS FROM:
  INVESTMENT OPERATIONS:
    Net investment loss.......................................................................   $   (33,944)   $   (37,083)
    Net realized gain on investment transactions..............................................       596,283      1,068,145
    Net change in unrealized appreciation on investments......................................     1,521,893         97,395
                                                                                                 -----------    -----------
    Net increase in net assets resulting from operations......................................     2,084,232      1,128,457
                                                                                                 -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net realized gain on investments..........................................................            --       (510,792)
                                                                                                 -----------    -----------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
    Net proceeds from sale of shares..........................................................     1,776,205      2,948,622
    Reinvestment of distributions.............................................................            --        508,666
    Cost of shares redeemed...................................................................    (1,385,473)    (4,285,126)
                                                                                                 -----------    -----------
    Net increase (decrease) in net assets resulting from capital share transactions...........       390,732       (827,838)
                                                                                                 -----------    -----------
    Net increase (decrease) in net assets.....................................................     2,474,964       (210,173)
NET ASSETS:
    Beginning of period.......................................................................     4,124,118      4,334,291
                                                                                                 -----------    -----------
    End of period.............................................................................   $ 6,599,082    $ 4,124,118
                                                                                                 -----------    -----------
                                                                                                 -----------    -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE PRIVATE EQUITY SERIES--INTERNATIONAL EQUITY FUND

       SCHEDULE OF PORTFOLIO INVESTMENTS--NOVEMBER 30, 1999--(UNAUDITED)

                                                    VALUE
SHARES    COMMON STOCKS -- 90.8%                  (NOTE 1)
-------   -----------------------------------    -----------
          DENMARK -- 2.7%
  2,600   Vesta Wind Systems.................    $   412,446
                                                 -----------
          FINLAND -- 8.3%
 38,000   Jot Automation Group Oyj...........        258,783
  7,100   Nokia Oyj Series A.................      1,007,144
                                                 -----------
                                                   1,265,927
                                                 -----------
          FRANCE -- 9.0%
    675   Alcatel............................        131,093
    380   Altran Technologies SA.............        181,148
  1,100   AXA-UAP............................        148,600
  1,420   Carrefour Supermarche..............        247,846
  1,800   Infogrames Entertainment SA........        228,819
    910   Societe Generale-A.................        196,473
    675   Television Francaise...............        245,163
                                                 -----------
                                                   1,379,142
                                                 -----------
          GERMANY -- 2.6%
  1,900   Mannesmann AG......................        396,800
                                                 -----------
          HONG KONG -- 7.0%
 22,000   China Telecom Ltd..................        118,108
 84,000   Giordano International Ltd.........         83,811
 16,400   Hang Seng Bank Ltd.................        182,105
 16,800   HSBC Holdings plc..................        222,774
 82,000   Legend Holdings Ltd................        191,078
 44,000   Li & Fung Ltd......................        101,114
 18,891   Sun Hung Kai Properties Ltd........        172,676
                                                 -----------
                                                   1,071,666
                                                 -----------
          ITALY -- 2.5%
  5,500   Bipop Carie SpA....................        276,671
 55,000   Seat-Pagine Gialle SpA.............        111,589
                                                 -----------
                                                     388,260
                                                 -----------
          JAPAN -- 33.8%
    250   Bellsystem 24, Inc.................        286,400
    600   Benesse Corp.......................        143,816
  1,800   Enix Corp..........................        167,610
    500   Fancl Corp.........................        177,225
  2,000   Fujitsu Support & Service..........        842,064
    900   Hikari Tsuhin, Inc.................      1,409,968
  3,500   Ito En, Ltd........................        425,291
  1,400   Ryohin Keikaku.....................        329,678
  4,000   Sumisho Computer Systems...........        297,660
  3,000   Takeda Chemical Industries.........        176,833
  3,000   Trend Micro, Inc...................        637,423
  2,500   Union Tool Company.................        288,848
                                                 -----------
                                                   5,182,816
                                                 -----------
          NETHERLANDS -- 1.4%
  2,466   Aegon NV...........................        223,915
                                                 -----------
          NORWAY -- 2.7%
 12,300   Tandberg-ASA.......................        274,605
  3,900   Tomra Systems ASA..................        136,893
                                                 -----------
                                                     411,498
                                                 -----------


                                                    VALUE
SHARES    COMMON STOCKS (CONTINUED)               (NOTE 1)
-------   -----------------------------------    -----------
          SINGAPORE -- 3.4%
 28,800   City Developments Ltd..............    $   163,520
 15,000   Datacraft Asia Ltd.................         72,600
 21,748   DBS Group Holdings Ltd.............        281,871
                                                 -----------
                                                     517,991
                                                 -----------
          SPAIN -- 1.4%
  5,100   Banco Bilbao Vizcaya, SA...........         71,264
 12,392   Banco Santander, SA................        136,400
                                                 -----------
                                                     207,664
                                                 -----------
          SWEDEN -- 4.6%
  5,000   Ericsson Lm Te.....................        242,647
 16,850   Europolitan Housing Holding AB.....        212,112
  7,700   Modern Times Group.................        256,365
                                                 -----------
                                                     711,124
                                                 -----------
          SWITZERLAND -- 1.6%
     10   Kudelski SA PA.....................         46,256
    450   Selecta Group--Reg.................        153,138
     92   Zurich Versicherungs-GeSells.......         52,818
                                                 -----------
                                                     252,212
                                                 -----------
          UNITED KINGDOM -- 8.1%
  4,890   CMG plc............................        255,860
    246   HSBC Holdings Ord..................          3,193
 14,600   Logica plc.........................        311,369
 18,065   Misys plc..........................        196,795
 11,332   Smithkline Beecham plc.............        150,888
 11,081   Standard Chartered plc.............        149,937
 37,750   Vodafone Group.....................        168,704
                                                 -----------
                                                   1,236,746
                                                 -----------
          UNITED STATES -- 1.7%
  3,000   Eidos PLC ADR......................        255,000
                                                 -----------
          TOTAL COMMON STOCKS--90.8% (Cost
          $6,706,557)........................     13,913,207
                                                 -----------
          PREFERRED STOCKS -- 1.1%
          -----------------------------------
          GERMANY
     60   Porsche AG Pfd. (Cost $114,037)....        163,442
                                                 -----------
          WARRANTS -- 0.0%
          -----------------------------------
          FRANCE
    500   Havas Advertising* expires
          5/14/2001 (Cost $0)................          4,893
                                                 -----------
          SHORT-TERM INVESTMENTS -- 3.3%
          -----------------------------------
500,000   Reserve Institutional Trust:
          Primary Institutional Fund Class A
          (Cost $500,000)....................        500,000
                                                 -----------

          TOTAL INVESTMENTS (Cost
          $7,320,594)...................  95.2%   14,581,542
          OTHER ASSETS, LESS
          LIABILITIES...................    4.8      738,322
                                        ------   -----------
          NET ASSETS.................... 100.0%  $15,319,864
                                        ------   -----------
                                        ------   -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE PRIVATE EQUITY SERIES--INTERNATIONAL EQUITY FUND
 SCHEDULE OF PORTFOLIO INVESTMENTS--NOVEMBER 30, 1999--(UNAUDITED) (CONTINUED)

                              INDUSTRY COMPOSITION

INDUSTRY                                         PERCENT
----------------------------------------------   ---------
Auto/Truck Manufacturers......................       1.1%
Bio-Tech & Medical Devices....................       1.2
Commercial Banks..............................       2.5
Computer Equipment............................       5.4
Computer Software.............................       5.0
Consumer Products.............................       5.0
Diversified Operations........................       5.1
Drugs & Health Care...........................       1.0
Financial Services............................       6.0
Food & Beverage...............................       3.8
IT Service....................................      18.3


INDUSTRY                                         PERCENT
----------------------------------------------     -----
Insurance.....................................       2.4%
Machinery.....................................       9.8
Photo Equipment & Film........................        .3
Media Equipment...............................       1.6
Real Estate Development.......................       2.2
Retail........................................       2.2
Service Companies.............................       4.7
Telecommunications............................      14.3
Short-term Investments........................       3.3
Other Assets, Less Liabilities................       4.8
                                                   -----
PERCENT OF NET ASSETS.........................     100.0%
                                                   -----
                                                   -----

------------
Value of investments are shown as a percentage of net assets.

* Non-income producing.

For Federal income tax purposes the tax basis for investments owned at November 30, 1999 was $7,320,594; aggregate gross unrealized appreciation was $7,260,948 and the aggregate unrealized gross depreciation was zero.

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE PRIVATE EQUITY SERIES--INTERNATIONAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1999--(UNAUDITED)

ASSETS:
  Investments in securities, at value
    (cost $7,320,594)....................   $14,581,542
  Cash...................................       299,252
  Receivable for securities sold.........     1,311,625
  Receivable for Fund shares sold........       100,000
  Dividend and interest receivable.......           936
                                            -----------
    Total Assets.........................    16,293,355
                                            -----------
  LIABILITIES:
  Payable for Fund shares repurchased....       971,665
  Other payables and accrued expenses....         1,826
                                            -----------
    Total Liabilities....................       973,491
                                            -----------
  NET ASSETS (NOTES 1 & 5):
  Net assets consisting of 781,661 of
    Class R shares and 8,182 of Class I
    shares outstanding ($.001 par
    value)...............................   $15,319,864
                                            -----------
                                            -----------
NET ASSET VALUE PER SHARE (offering and
redemption price per share):
  Class R ($15,179,573/781,661)..........   $     19.42
                                            -----------
                                            -----------
  Class I ($140,290/8,182)...............   $     17.15
                                            -----------
                                            -----------
COMPOSITION OF NET ASSETS:
  Capital Stock..........................   $       790
  Paid in surplus........................     8,260,564
  Accumulated net investment loss........      (149,542)
  Accumulated net realized loss on
    investments and foreign currency
    transactions.........................       (52,415)
  Net unrealized gain on investments and
    foreign currency transactions........     7,260,467
                                            -----------
NET ASSETS...............................   $15,319,864
                                            -----------
                                            -----------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1999 (UNAUDITED)

INVESTMENT INCOME:
  Dividends *............................   $    42,075
  Interest...............................         4,857
                                            -----------
    Total Investment Income..............        46,932
                                            -----------
EXPENSES:
  Comprehensive fee (Note 3).............       104,242
  Distribution fee (Note 3)..............        16,788
                                            -----------
    Total Expenses.......................       121,030
                                            -----------
  Net Investment Loss....................       (74,098)
                                            -----------
REALIZED AND UNREALIZED GAIN ON
INVESTMENTS (NOTE 2):
  Net realized gain on investment
    transactions.........................       589,583
  Net realized gain on foreign currency
    transactions.........................         4,807
  Net change in unrealized appreciation
    on investments.......................     5,324,045
  Net unrealized gain on foreign currency
    transactions.........................           596
                                            -----------
  Net realized and unrealized gain
    investments..........................     5,919,031
                                            -----------
  Net Increase in Net Assets Resulting
    from Operations......................   $ 5,844,933
                                            -----------
                                            -----------

*Dividends are net of foreign tax withholdings of $6,775


                      STATEMENT OF CHANGES IN NET ASSETS
   FOR THE SIX MONTHS ENDED NOVEMBER 30, 1999 (UNAUDITED) AND THE YEAR ENDED
                                  MAY 31, 1999

                                                                                                    1999           1999
                                                                                                 -----------    -----------
INCREASE (DECREASE) IN NET ASSETS FROM:
  INVESTMENT OPERATIONS:
    Net investment loss.......................................................................   $   (74,098)   $   (60,616)
    Net realized gain on investment transactions..............................................       589,583        674,062
    Net realized gain/(loss) on foreign currency transactions.................................         4,807         (2,623)
    Net change in unrealized appreciation (depreciation) on investments.......................     5,324,045     (1,053,819)
    Net change in unrealized appreciation (depreciation) on foreign currency transactions.....           596           (813)
                                                                                                 -----------    -----------
    Net increase (decrease) in net assets resulting from operations...........................     5,844,933       (443,809)
                                                                                                 -----------    -----------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
    Net proceeds from sale of shares..........................................................    18,244,898      9,092,144
    Cost of shares redeemed...................................................................   (21,085,985)    (9,189,122)
                                                                                                 -----------    -----------
    Net increase (decrease) in net assets resulting from capital share transactions...........    (2,841,087)       (96,978)
                                                                                                 -----------    -----------
    Net increase (decrease) in net assets.....................................................     3,003,846       (535,206)
NET ASSETS:
    Beginning of period.......................................................................    12,316,018     12,851,224
                                                                                                 -----------    -----------
    End of period.............................................................................   $15,319,864    $12,316,018
                                                                                                 -----------    -----------
                                                                                                 -----------    -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE PRIVATE EQUITY SERIES--LARGE-CAP GROWTH FUND

       SCHEDULE OF PORTFOLIO INVESTMENTS--NOVEMBER 30, 1999--(UNAUDITED)


                                                    Value
SHARES    COMMON STOCKS -- 97.1%                  (Note 1)
-------   -----------------------------------    -----------

          BANKS -- 3.3%
  8,500   Chase Manhattan Bank...............    $   656,625
                                                 -----------
          BEVERAGES  -- 8.7%
 15,100   Coca-Cola Company..................      1,016,419
 21,000   Pepsico Inc........................        725,812
                                                 -----------
                                                   1,742,231
                                                 -----------
          COMPUTER--SOFTWARE -- 5.1%
 11,200   Microsoft Corp.*...................      1,019,725
                                                 -----------
          COMPUTERS -- 3.4%
  7,100   Hewlett-Packard Company............        673,612
                                                 -----------

          CONSUMER PRODUCTS -- 8.7%
 19,200   Clorox Company.....................        855,600
 22,100   Gillette Company...................        888,144
                                                 -----------
                                                   1,743,744
                                                 -----------

          FINANCIAL SERVICES -- 13.2%
  8,400   American Express Company...........      1,271,025
 17,400   Charles Schwab Corp................        660,113
  9,000   Merrill Lynch & Company............        725,625
                                                 -----------
                                                   2,656,763
                                                 -----------
          FOOD -- 10.1%
 12,600   Campbell Soup Company..............        562,275
 12,600   Hershey Foods Corp.................        618,975
 10,100   Wrigley (Wm.) Jr. Company..........        840,194
                                                 -----------
                                                   2,021,444
                                                 -----------
          INSURANCE -- 3.6%
  7,000   American International Group,
          Inc................................        722,750
                                                 -----------
          MISCELLANEOUS MANUFACTURING -- 4.1%
  8,600   Minnesota Mining & Manufacturing...        821,837
                                                 -----------


                                                    VALUE
SHARES    COMMON STOCKS (CONTINUED)               (NOTE 1)
-------   -----------------------------------    -----------

          PHARMACEUTICALS -- 18.3%
 15,500   Abbott Laboratories................    $   589,000
  7,700   Bristol-Myers Squibb Company.......        562,581
  7,100   Eli Lilly & Company................        509,425
 10,900   Johnson & Johnson..................      1,130,875
 11,300   Merck & Company....................        887,050
                                                 -----------
                                                   3,678,931

          PHOTOGRAPHY -- 1.4%
  4,600   Eastman Kodak Company..............        284,625
                                                 -----------

          RESTAURANTS -- 5.5%
 24,600   McDonald's Corp....................      1,107,000
                                                 -----------

          RETAIL -- 2.6%
 11,400   Nike, Inc..........................        524,400
                                                 -----------

          SEMICONDUCTOR -- 9.1%
 13,500   Electronic Data Systems............        868,219
12,.600   Intel Corp.........................        966,263
                                                 -----------
                                                   1,834,482
                                                 -----------
          Total Common Stocks (Cost
          $17,503,004).......................     19,488,169
                                                 -----------

          SHORT-TERM INVESTMENTS--2.6%

525,000   Reserve Institutional Trust:
          U.S. Government Institutional Fund
          Class A
          (Cost $525,000)....................        525,000
                                                 -----------

          TOTAL INVESTMENTS (Cost
          $18,028,004).................  99.7%     20,013,169
          OTHER ASSETS, LESS
          LIABILITIES..................     .3         62,287
                                       ------     -----------
          NET ASSETS................... 100.0%    $20,075,456
                                       ------     -----------
                                       ------     -----------

------------
Value of investments are shown as a percentage of net assets.

* Non-income producing.

For Federal income tax purposes the tax basis for investments owned
November 30, 1999, was $18,028,004; the aggregate gross unrealized appreciation was $2,856,529 and the aggregate unrealized gross unrealized depreciation was $871,364.

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE PRIVATE EQUITY SERIES--LARGE-CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1999 (UNAUDITED)

ASSETS:
  Investments in securities, at value (cost
    $18,028,004)............................   $20,013,169
  Cash......................................        66,876
  Dividends and interest receivable.........        30,293
                                               -----------
    Total Assets............................    20,110,338
                                               -----------
LIABILITIES:
  Payable for Fund shares redeemed..........        33,672
  Other payables and accrued expenses.......         1,210
                                               -----------
    Total Liabilities.......................        34,882
                                               -----------
NET ASSETS (NOTES 1 & 5):
  Net assets consisting of 313,194 of Class
    R shares and 1,053,900 of Class I shares
    outstanding ($.001 par value))..........   $20,075,456
                                               -----------
                                               -----------
NET ASSET VALUE PER SHARE (offering and
  redemption price per share):
  Class R ($6,914,598/313,194)..............   $     22.08
                                               -----------
                                               -----------
  Class I ($13,160,858/1,053,900)...........   $     12.49
                                               -----------
                                               -----------
COMPOSITION OF NET ASSETS:
  Capital Stock.............................   $     1,368
  Paid in surplus...........................    15,046,108
  Accumulated net investment income.........        13,910
  Accumulated net realized gain on
    investments.............................     3,028,905
  Net unrealized appreciation on
    investments.............................     1,985,165
                                               -----------
                                               -----------
NET ASSETS..................................   $20,075,456
                                               -----------
                                               -----------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1999 (UNAUDITED)
INVESTMENT INCOME:
  Dividends.................................   $   113,940
  Interest..................................        12,051
                                               -----------
    Total Investment Income.................       125,991
                                               -----------
EXPENSES:
  Comprehensive fee (Note 3)................       102,196
  Distribution fee (Note 3).................         9,885
                                               -----------
    Total Expenses..........................       112,081
                                               -----------
  Net Investment Income.....................        13,910
                                               -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  (NOTE 2):
  Net realized gain on investments..........       347,401
  Net change in unrealized appreciation on
    investments.............................       316,106
                                               -----------
  Net realized and unrealized gain on
    investments.............................       663,507
                                               -----------
  Net Increase in Net Assets Resulting from
    Operations..............................   $   677,417
                                               -----------
                                               -----------

                       STATEMENT OF CHANGES IN NET ASSETS
            FOR THE SIX MONTHS ENDED NOVEMBER 30, 1999 (UNAUDITED)
                       AND THE YEAR ENDED MAY 31, 1999

                                                                                                   1999           1999
                                                                                                -----------    -----------
INCREASE (DECREASE) IN NET ASSETS FROM:
  INVESTMENT OPERATIONS:
  Net investment income (loss)...............................................................   $    13,910    $   (14,249)
  Net realized gain on investment transactions...............................................       347,401      3,008,607
  Net change in unrealized appreciation on investments.......................................       316,106        106,911
                                                                                                -----------    -----------
  Net increase in net assets resulting from operations.......................................       677,417      3,101,269
                                                                                                -----------    -----------
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net realized gain on investments...........................................................            --       (541,732)
                                                                                                -----------    -----------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
  Net proceeds from sale of shares...........................................................     1,697,532     29,243,558
  Reinvestment of distributions..............................................................            --        522,649
  Cost of shares redeemed....................................................................    (2,459,125)   (18,952,127)
                                                                                                -----------    -----------
  Net increase (decrease) in net assets resulting from capital share transactions............      (761,593)    10,814,080
                                                                                                -----------    -----------
  Net increase (decrease) in net assets......................................................       (84,176)    13,373,617
NET ASSETS:
  Beginning of period........................................................................    20,159,632      6,786,015
                                                                                                -----------    -----------
  End of period..............................................................................   $20,075,456    $20,159,632
                                                                                                -----------    -----------
                                                                                                -----------    -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE PRIVATE EQUITY SERIES--SMALL-CAP GROWTH FUND

       SCHEDULE OF PORTFOLIO INVESTMENTS--NOVEMBER 30, 1999--(UNAUDITED)

                                                     Value
 SHARES     COMMON STOCKS -- 89.9%                 (Note 1)
---------   ----------------------------------    -----------

            APPLICATIONS SOFTWARE -- 12.1%
    3,500   Citrix Systems, Inc.*.............    $   332,063
    6,300   HNC Software, Inc.*...............        447,300
    2,870   Hyperion Solutions Corp.*.........         78,566
    5,000   Peregrine Systems, Inc.*..........        350,000
    4,900   Project Software Development,
            Inc.*.............................        437,325
                                                  -----------
                                                    1,645,254
                                                  -----------
            COMPUTER NETWORKING -- 3.1%
    6,300   Legato Systems, Inc.*.............        425,447
                                                  -----------
            COMPUTER SERVICES -- 3.9%
    6,500   Rational Sofware Corp.*...........        332,312
    2,600   Sapient Corp.*....................        201,500
                                                  -----------
                                                      533,812
                                                  -----------
            COMPUTER SOFTWARE -- 5.5%
    5,400   Business Objects S.A. ADR*........        477,900
   11,600   Serena Software, Inc.*............        276,225
                                                  -----------
                                                      754,125
                                                  -----------
            CONSUMER PRODUCTS -- 1.5%
   10,000   Fossil, Inc.*.....................        210,000
                                                  -----------
            DENTAL LABORATORIES -- 0.6%
    5,000   National Dentex Corp.*............         85,000
                                                  -----------
            ELECTRONIC PRODUCTS -- 6.2%
    5,000   Alpha Inds. Inc...................        302,500
   16,600   California Amplifier, Inc.*.......        390,878
   11,800   Invivo Corp.*.....................        153,400
                                                  -----------
                                                      846,778
                                                  -----------
            ENTERTAINMENT SOFTWARE -- 1.7%
   15,800   Activision, Inc.*.................        237,247
                                                  -----------
            FIBER OPTICS -- 3.1%
    7,100   Harmonic, Inc.*...................        426,888
                                                  -----------
            HUMAN RESOURCES -- 1.7%
    8,000   On Assignment, Inc.*..............        224,500
                                                  -----------
            INTEGRATED SYSTEMS -- 2.2%
    5,900   Kronos, Inc.*.....................        306,063
                                                  -----------
            INTERNET CONTENT -- 2.9%
    7,000   CNET, Inc.*.......................        356,562
    5,000   Net Radio.........................         40,312
                                                  -----------
                                                      396,874
                                                  -----------
            INTERNET SOFTWARE -- 3.4%
    3,300   Exodus Communications, Inc.*......        355,781
    2,156   At Home, Corp.*...................        104,587
                                                  -----------
                                                      460,368
                                                  -----------


                                                     VALUE
 SHARES     COMMON STOCKS (CONTINUED)              (NOTE 1)
---------   ----------------------------------    -----------

            MANAGED CARE -- 1.0%
   29,000   Caremark Rx, Inc.*................    $   132,312
                                                  -----------
            MEDICAL INFORMATION
            SYSTEMS -- 2.1%
   10,300   Dendrite International, Inc.*.....        283,250
                                                  -----------
            OIL EXPLORATION &
            PRODUCTION -- 3.5%
   75,000   Canadian 99 Energy Corp.*.........        117,187
   16,800   Cross Timbers Oil Company.........        171,150
    7,100   Newfield Exploration Co.*.........        183,269
                                                  -----------
                                                      471,606
                                                  -----------
            RETAIL -- 7.8%
    9,000   BeBe Stores, Inc.*................        280,125
    5,400   Staples, Inc.*....................        126,900
    5,000   Tiffany & Co......................        387,500
    4,900   Williams-Sonoma, Inc.*............        267,050
                                                  -----------
                                                    1,061,575
                                                  -----------
            SEMICONDUCTOR -- 20.9%
    6,200   Applied Micro Circuits Corp.*.....        515,375
   10,000   ATMI, Inc.*.......................        304,375
    5,300   ETEC Systems, Inc.*...............        227,900
    3,500   JDS Uniphase Corp.*...............        800,625
    3,000   KLA-Tencor Corp.*.................        253,688
    6,700   TranSwitch Corp.*.................        314,900
   14,900   Vishay Intertechnology, Inc.*.....        431,169
                                                  -----------
                                                    2,848,032
                                                  -----------
            TELECOMMUNICATIONS &
            EQUIPMENT -- 6.6%
    7,000   ECI Telecommunications Ltd........        175,438
   11,000   MDSI Mobile Data Solutions*.......        209,000
    1,000   Pairgain Technologies, Inc.*......         15,250
    2,800   Proxim, Inc.*.....................        156,800
    5,800   Scientific Atlanta, Inc...........        338,212
                                                  -----------
                                                      894,700
                                                  -----------
            TOTAL COMMON STOCKS (Cost
            $6,808,104).......................     12,243,831
                                                  -----------
            Reserve Institutional Trust:
1,150,000   U.S. Government Institutional Fund
            Class A
            (Cost $1,150,000).................      1,150,000
                                                  -----------
          TOTAL INVESTMENTS (Cost
          $7,958,104)..................  98.3%      13,393,831
          OTHER ASSETS, LESS
          LIABILITIES..................   1.7          236,806
                                        -----      -----------
          NET ASSETS................... 100.0%     $13,630,637
                                        -----      -----------
                                        -----      -----------

---------------
Value of investments are shown as a percentage of net assets.

* Non-Income producing security.

For Federal income tax purposes the tax basis for investments owned at November 30, 1999, was $7,958,104; the aggregate gross unrealized appreciation was $5,707,359 and the aggregate unrealized gross unrealized depreciation was $271,632.

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE PRIVATE EQUITY SERIES--SMALL-CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1999 (UNAUDITED)

ASSETS:
  Investments in securities, at value (cost
    $7,958,104).............................   $13,393,831
  Cash......................................       107,601
  Receivable for Fund shares sold...........       142,917
  Dividend and interest receivable..........         5,355
                                               -----------
    Total Assets............................    13,649,704
                                               -----------
LIABILITIES:
  Payable for Fund shares repurchased.......        17,931
  Other payables and accrued expenses.......         1,136
                                               -----------
    Total Liabilities.......................        19,067
                                               -----------
NET ASSETS (NOTES 1 & 5):
  Net assets consisting of 301,038 Class R
    shares and 70,524 Class I shares
    outstanding ($.001 par value)...........   $13,630,637
                                               -----------
                                               -----------
NET ASSET VALUE PER SHARE (offering and
  redemption price per share):
  Class R ($11,857,044/301,038).............   $     39.39
                                               -----------
                                               -----------
    Class I ($1,773,593/70,524).............   $     25.15
                                               -----------
                                               -----------
COMPOSITION OF NET ASSETS:
  Capital Stock.............................   $       372
  Paid in surplus...........................     6,170,025
  Accumulated net investment loss...........       (59,580)
  Undistributed net realized gain on
    investments.............................     2,084,093
  Net unrealized appreciation on
    investments.............................     5,435,727
                                               -----------
NET ASSETS..................................   $13,630,637
                                               -----------
                                               -----------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1999 (UNAUDITED)
INVESTMENT INCOME:
  Dividends.................................   $       990
  Interest..................................        11,554
                                               -----------
    Total Investment Income.................        12,544
                                               -----------
EXPENSES:
  Comprehensive fee (Note 3)................        60,702
  Distribution fee (Note 3).................        11,422
                                               -----------
    Total Expenses..........................        72,124
                                               -----------
  Net Investment Loss.......................       (59,580)
                                               -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  (NOTE 2):
  Net realized gain on investments..........     1,492,643
  Net change in unrealized appreciation on
    investments.............................     3,119,450
                                               -----------
  Net realized and unrealized gain on
    investments.............................     4,612,093
                                               -----------
  Net Increase in Net Assets Resulting from
    Operations..............................   $ 4,552,513
                                               -----------
                                               -----------


                       STATEMENT OF CHANGES IN NET ASSETS
   FOR THE SIX MONTHS ENDED NOVEMBER 30, 1999 (UNAUDITED) AND THE YEAR ENDED
                                  MAY 31, 1999

                                                                                                    1999           1999
                                                                                                 -----------    ----------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment loss.........................................................................   $   (59,580)   $  (76,896)
  Net realized gain on investment transactions................................................     1,492,643       736,974
  Net change in unrealized appreciation on investments........................................     3,119,450     1,196,324
                                                                                                 -----------    ----------
  Net increase in net assets resulting from operations........................................     4,552,513     1,856,402
                                                                                                 -----------    ----------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
  Net proceeds from sale of shares............................................................     9,921,464     2,288,700
  Cost of shares redeemed.....................................................................    (7,103,415)   (3,426,129)
                                                                                                 -----------    ----------
  Net increase (decrease) in net assets resulting from capital share transactions.............     2,818,049    (1,137,429)
                                                                                                 -----------    ----------
  Net increase in net assets..................................................................     7,370,562       718,973
NET ASSETS:
  Beginning of period.........................................................................     6,260,075     5,541,102
                                                                                                 -----------    ----------
  End of period...............................................................................   $13,630,637    $6,260,075
                                                                                                 -----------    ----------
                                                                                                 -----------    ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE PRIVATE EQUITY SERIES--STRATEGIC GROWTH FUND

       SCHEDULE OF PORTFOLIO INVESTMENTS--NOVEMBER 30, 1999--(UNAUDITED)

                                                  VALUE
 SHARES    COMMON STOCKS -- 97.1%               (NOTE 1)
--------   -------------------------------    --------------
           AUTO -- 1.5%
   1,500   Ford Motor Company.............    $       75,750
                                              --------------
           BANKS -- 4.9%
   1,700   Bank of America Corp...........            99,450
   1,000   Chase Manhattan Corp...........            77,250
   1,700   Wells Fargo Company............            79,050
                                              --------------
                                                     255,750
                                              --------------
           COMPUTERS -- 9.2%
   1,700   Gateway Inc....................           129,838
   1,500   Hewlett-Packard Company........           142,313
   2,000   International Business Machines
           Corp...........................           206,125
                                              --------------
                                                     478,276
                                              --------------
           COMPUTER MEMORY DEVICES -- 4.2%
   1,000   EMC Corp.*.....................            83,563
   2,000   SanDisk Corp.*.................           136,202
                                              --------------
                                                     219,765
                                              --------------
           COMPUTER MICROSYSTEMS -- 0.7%
   1,400   Compaq Computer Corp...........            34,212
                                              --------------
           COMPUTER NETWORKING -- 1.7%
   1,000   Cisco Systems, Inc.*...........            89,187
                                              --------------
           COMPUTER PERIPHERAL
           EQUIPMENT -- 1.5%
   3,300   American Power Conversion
           Corp.*.........................            78,581
                                              --------------
           COMPUTER SOFTWARE -- 9.9%
     750   Advent Software*...............            42,000
   1,500   America Online, Inc.*..........           218,063
   1,300   Microsoft Corp.*...............           118,361
   2,000   Oracle Corp.*..................           135,625
                                              --------------
                                                     514,049
                                              --------------
           CONSUMER PRODUCTS -- 1.8%
   1,000   Gillette Company...............            40,187
     500   Proctor & Gamble Company.......            54,000
                                                      94,187
                                              --------------
           DIVERSIFIED -- 1.3%
   1,500   Seagram Company Ltd............            65,344
                                              --------------
           ELECTRIC UTILITIES -- 1.1%
   1,000   AES Corp.*.....................            57,937
                                              --------------
           ELECTRONICS -- 2.3%
     900   General Electric Company.......           117,000
                                              --------------
           ENTERTAINMENT -- 1.1%
   2,000   Walt Disney Company............            55,750
                                              --------------

                                                  VALUE
 SHARES    COMMON STOCKS (CONTINUED)            (NOTE 1)
--------   -------------------------------    --------------
           FINANCIAL SERVICES -- 5.5%
   2,500   Charles Schwab Corp............    $       94,844
   1,500   Citigroup, Inc.................            80,813
   1,000   Goldman Sachs Group Inc........            75,125
     300   Morgan Stanley Dean Witter &
           Company........................            36,187
                                              --------------
                                                     286,969
                                              --------------
           FOOD -- 0.7%
   1,200   Koninkljke Ahold NV-SP ADR.....            38,400
                                              --------------
           INSURANCE -- 0.6%
   1,200   Allstate Corp..................            31,425
                                              --------------
           INVESTMENT TRUST -- 6.9%
   1,000   Internet Holders Trust*........           135,250
   1,500   NASDAQ 100 *...................           221,906
                                              --------------
                                                     357,156
                                              --------------
           MACHINERY -- 2.0%
   1,200   Black & Decker Corp............            53,850
   1,100   Grainger W.W. Inc..............            51,837
                                              --------------
                                                     105,687
                                              --------------
           MANUFACTURING-DIVERSIFIED -- 6.4%
   2,500   BP Amoco PLC ADR...............           152,344
   2,500   Champion Enterprises, Inc.*....            21,406
   4,000   Tyco International Ltd.........           160,250
                                              --------------
                                                     334,000
                                              --------------
           OFFICE-BUSINESS
           EQUIPMENT -- 1.0%
   2,000   Xerox Corp.....................            54,125
                                              --------------
           PHARMACEUTICALS -- 4.3%
     600   Bristol-Myers Squibb Company...            43,838
     700   Merck & Company, Inc...........            54,950
   1,000   Pfizer, Inc....................            36,187
   1,000   Warner-Lambert Company.........            89,688
                                              --------------
                                                     224,663
                                              --------------
           RESTAURANTS -- 2.2%
   1,500   McDonald's Corp................            67,500
   1,700   Starbucks Corp.*...............            45,156
                                              --------------
                                                     112,656
                                              --------------
           RETAIL -- 8.9%
   1,200   Dayton Hudson Corp.............            84,675
   1,500   Federated Department Stores*...            70,594
   2,000   GAP, Inc.......................            81,000
   1,200   Home Depot, Inc................            94,875
   3,000   K-Mart Corp.*..................            29,813
   1,800   Wal-Mart Stores, Inc...........           103,725
                                              --------------
                                                     464,682
                                              --------------
           SEMICONDUCTORS -- 3.0%
   2,000   Intel Corp.....................           153,375
                                              --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE PRIVATE EQUITY SERIES--STRATEGIC GROWTH FUND

                                                  VALUE
 SHARES    COMMON STOCKS (CONTINUED)            (NOTE 1)
--------   -------------------------------    --------------
           TELECOMMUNICATIONS -- 7.1%
   2,000   AT&T Corp......................    $      111,750
   1,000   Bell Atlantic Corp.............            63,313
   1,500   MCI WorldCom, Inc.*............           124,031
   1,500   Qwest Communications
           International*.................            51,281
     300   US West Inc....................            18,619
                                              --------------
                                                     368,994
                                              --------------
           TELECOMMUNICATIONS
           EQUIPMENT -- 2.9%
   2,000   Lucent Technologies, Inc.......           146,125
                                              --------------
           TRANSPORTATION-AIR -- 1.6%
   1,500   FDX Corp.*.....................            84,375
                                              --------------



                                                      VALUE
 SHARES    COMMON STOCKS (CONTINUED)                (NOTE 1)
--------   -------------------------------        --------------
           TRANSPORTATION-RAIL -- 2.9%
   2,500   Kansas City Southern
           Industries.....................        $      148,906
                                                  --------------

           TOTAL COMMON STOCKS
           (Cost $4,593,217).......     97.1%          5,047,326
           OTHER ASSETS, LESS
           LIABILITIES.............      2.9             150,298
                                       ------     --------------
           NET ASSETS..............    100.0%     $    5,197,624
                                       ------     --------------
                                       ------     --------------


---------------

Value of investments are shown as a percentage of net assets.

* Non-Income producing security.

For Federal income tax purposes the tax basis for investments owned on November 30, 1999, was $4,593,217; the aggregate gross unrealized appreciation was $625,748 and the aggregate gross unrealized depreciation was $171,639.

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE PRIVATE EQUITY SERIES--STRATEGIC GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1999 (UNAUDITED)

ASSETS:
  Investments in securities, at value (cost
    $4,593,217)............................   $ 5,047,326
  Cash.....................................       271,398
  Receivable for Fund shares sold..........        11,414
  Dividend and interest receivable.........         4,139
                                              -----------
  Total Assets.............................     5,334,277
                                              -----------
LIABILITIES:
  Payable for securities purchased.........       136,322
  Other payables and accrued expenses......           331
                                              -----------
  Total Liabilities........................       136,653
                                              -----------
NET ASSETS (NOTES 1 & 5):
  Net assets consisting of 138,462 Class R
    shares and 330,359 of Class I shares
    outstanding ($.001 par value)..........   $ 5,197,624
                                              -----------
                                              -----------
NET ASSET VALUE PER SHARE (offering and
  redemption price per share):
  Class R ($1,532,786/138,462).............   $     11.07
                                              -----------
                                              -----------
  Class I ($3,664,838/330,359).............   $     11.09
                                              -----------
                                              -----------
COMPOSITION OF NET ASSETS:
  Capital Stock............................   $       469
  Paid in surplus..........................     4,749,472
  Accumulated net investment loss..........        (6,426)
  Net unrealized appreciation on
    investments............................       454,109
                                              -----------
                                              $ 5,197,624
                                              -----------
                                              -----------

STATEMENT OF OPERATIONS
FOR THE PERIOD JUNE 1, 1999 (COMMENCEMENT OF OPERATIONS)
THROUGH NOVEMBER 30, 1999 (UNAUDITED)
INVESTMENT INCOME:
  Dividends................................   $    10,283
  Interest.................................           559
                                              -----------
    Total Investment Income................        10,842
                                              -----------
EXPENSES:
  Comprehensive fee (Note 3)...............        15,596
  Distribution fee (Note 3)................         1,312
                                              -----------
    Total Expenses.........................        17,268
                                              -----------
  Net Investment Loss......................        (6,426)
                                              -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  (NOTE 2):
  Net change in unrealized appreciation on
    investments............................       454,109
                                              -----------
  Net Increase in Net Assets Resulting from
    Operations.............................   $   447,683
                                              -----------
                                              -----------


                       STATEMENT OF CHANGES IN NET ASSETS
 FOR THE PERIOD JUNE 1, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH NOVEMBER 30,
                                1999 (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS FROM:
  INVESTMENT OPERATIONS:
    Net investment loss...................................................................................   $    (6,426)
    Net change in unrealized appreciation on investments..................................................       454,109
                                                                                                             -----------
    Net increase in net assets resulting from operations..................................................       447,683
                                                                                                             -----------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
    Net proceeds from sale of shares......................................................................     4,987,424
    Cost of shares redeemed...............................................................................      (237,483)
                                                                                                             -----------
    Net increase in net assets resulting from capital share transactions..................................     4,749,941
                                                                                                             -----------
    Net increase in net assets............................................................................     5,197,624

NET ASSETS:
    Beginning of period...................................................................................            --
                                                                                                             -----------
    End of period.........................................................................................   $ 5,197,624
                                                                                                             -----------
                                                                                                             -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                   NOTES TO FINANCIAL STATEMENTS--(UNAUDITED)

1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Reserve Private Equity Series (the "Trust") was formed as a business trust under the laws of the state of Delaware. Currently, the Trust is comprised of six regulated investment companies (commonly called mutual funds):
      Reserve Blue Chip Growth Fund, Reserve Informed Investors Growth Fund, Reserve International Equity Fund, Reserve Large-Cap Growth Fund, Reserve Small-Cap Growth Fund and Reserve Strategic Growth Fund (collectively the "Funds"). The Trust has the right, at its discretion, to add other funds if the situation warranted.

      The Trust is registered under the Investment Company Act of 1940, as a non-diversified open-end investment company. Each Fund in the Trust has an unlimited number of shares of beneficial interest of $.001 par value.

      The accounting policies summarized below are consistently followed in preparation of the financial statements in conformity with generally accepted accounting principles.

      SECURITY VALUATION

      Portfolio securities are stated at value. Securities listed or traded on an exchange are valued at the last sales price on the exchange in which the security is principally traded or, lacking any sales, at the mean between the closing bid and asked price. Securities traded in the over-the-counter market are valued at the mean between the quoted bid and asked price. Where market quotations are not readily available, the securities are valued at their fair value as determined in good faith by or under direction of the Trustees.

      SECURITIES TRANSACTIONS AND INVESTMENT INCOME

      Securities transactions are recorded on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend dates. Interest income is accrued daily. Realized gains and losses from securities transactions are recorded on the identified cost basis for both financial statement and federal income tax purposes.

      FOREIGN CURRENCY TRANSLATION

      With respect to the Reserve International Equity Fund, assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates on the valuation date. Purchases and sales of securities, expense payments and income receipts are translated into U.S. dollars using the exchange rate on the transaction date. The Fund does not segregate that portion of the results of operations resulting from changes in foreign exchange rates from the portion resulting from changes in market prices of securities held; both are included in net realized and unrealized gains or losses on investments and foreign currency transactions.

      FEDERAL INCOME TAXES

      It is the Trust's policy for each Fund to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

      At May 31, 1999, the Trust's fiscal year end, the Reserve International Equity Fund had capital loss carry-forwards, for federal income tax purposes, that are available to offset future net realized capital gains, if any:

                                                                                               CAPITAL LOSS     EXPIRATION
                                                                                               CARRY FORWARD     YEAR
                                                                                               -------------    ----------
Reserve International Equity Fund...........................................................     $ 458,731         2006

2.    INVESTMENT ACTIVITY

      For the six months ended November 30, 1999, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:


                                                                                             AGGREGATE      AGGREGATE
                                                                                             PURCHASES        SALES
                                                                                            -----------    -----------
Blue Chip Growth Fund....................................................................   $ 3,470,553    $ 2,978,478
Informed Investors Growth Fund...........................................................    13,372,004     12,805,508
International Equity Fund................................................................     3,062,272      6,501,081
Large-Cap Growth Fund....................................................................     2,576,700      2,845,981
Small-Cap Growth Fund....................................................................     5,288,918      3,723,214
Strategic Growth Fund....................................................................     4,593,217             --

3.    ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      Reserve Management Company, Inc. ("RMCI"), serves as the Trust's investment adviser subject to the direction of the Trustees. Under the Investment Management Agreement, RMCI is responsible for the day-to-day operations, including monitoring investment programs, portfolio valuation, compliance, administration, or any other functions as required by the Trust. RMCI pays employee and customary operating expenses of the Trust, exclusive of interest, taxes, brokerage fees, extraordinary legal and accounting fees, and the fees of the disinterested Trustees for which each Fund pays its direct or allocated share. For its services as investment adviser, RMCI receives the an annual fee, based on each class' average daily net assets, at the following annual rates:

                                                                                                      CLASS R    CLASS I
                                                                                                      -------    -------
Blue Chip Growth Fund..............................................................................     1.20%      0.90%
Informed Investors Growth Fund.....................................................................     1.30       1.00
International Equity Fund..........................................................................     1.55       1.25
Large-Cap Growth Fund..............................................................................     1.20       0.90
Small-Cap Growth Fund..............................................................................     1.30       1.00
Strategic Growth Fund..............................................................................     1.20       0.90

      RMCI has entered into an Investment Agreement with registered investment advisers to serve as the Funds' Sub-Advisers (the "Sub- Advisers"). Under the general supervision of RMCI, the Sub-Advisers are responsible for the day-to-day investment decisions.

      For their services, the Sub-Advisers of the Funds, with the exception of Condor Capital Management ("Condor"), receive an annual fee of up to one-half of the Adviser's net profit for the year before taxes of the respective Fund. Net profit is deemed to be the management fee less direct and allocated fund expenses and all applicable sales and marketing costs. For the services rendered by Condor, the Adviser shall pay to Condor at the end of each calendar quarter an annualized fee equal to 0.30% of the Fund's assets. The Adviser may also pay a Sub-Adviser for marketing assistance.

      RMCI has entered into a Distribution Plan with Resrv Partners, Inc. ("RESRV"), a wholly-owned subsidiary of RMCI. As Distributor, RESRV is responsible for accepting Fund share purchases and redemptions on behalf of the Funds, providing at its own expense financial consultants and compensating broker-dealers who supply distribution assistance to RESRV. RESRV also is responsible for the marketing efforts of the Funds. For its services as distributor, RESRV receives an annual fee of 0.25 of 1% the Class R average daily net assets.

                                                                                                        DISTRIBUTION FEE
                                                                                                        ----------------
Blue Chip Growth Fund................................................................................       $ 14,321
Informed Investors Growth Fund.......................................................................          5,878
International Equity Fund............................................................................         16,788
Large-Cap Growth Fund................................................................................          9,885
Small-Cap Growth Fund................................................................................         11,422
Strategic Growth Fund................................................................................          1,312

      TRANSACTIONS WITH AFFILIATES

      As of November 30, 1999, certain key officers of RMCI owned 28.4% of Blue Chip Growth Fund, 26.6% of Informed Investors Growth Fund, 12.0% of Large-Cap Growth Fund, 25.7% of Small-Cap Growth Fund and 25.8% of Strategic Growth Fund.

4.    CAPITAL SHARE TRANSACTIONS

      For the six months ended November 30, 1999 the capital stock transactions of each Fund were as follows:

                                                                            CLASS R                      CLASS I
                                                                  ---------------------------    ------------------------
RESERVE BLUE CHIP GROWTH FUND                                       SHARES         AMOUNT         SHARES        AMOUNT
---------------------------------------------------------------   ----------    -------------    ---------    -----------
Sold...........................................................       69,579    $   1,578,876       99,488    $ 1,458,607
Redeemed.......................................................     (104,375)      (2,388,534)          --             --
                                                                  ----------    -------------    ---------    -----------
Net Increase (Decrease)........................................      (34,796)   $    (809,658)      99,488    $ 1,458,607
                                                                  ----------    -------------    ---------    -----------
                                                                  ----------    -------------    ---------    -----------


                                                                            CLASS R                      CLASS I
                                                                  ---------------------------    ------------------------
RESERVE INFORMED INVESTORS GROWTH FUND                              SHARES         AMOUNT         SHARES        AMOUNT
---------------------------------------------------------------   ----------    -------------    ---------    -----------
Sold...........................................................       74,127    $   1,092,491       54,752    $   683,714
Redeemed.......................................................      (98,781)      (1,385,473)          --             --
                                                                  ----------    -------------    ---------    -----------
Net Increase (Decrease)........................................      (24,654)   $    (292,982)      54,752    $   683,714
                                                                  ----------    -------------    ---------    -----------
                                                                  ----------    -------------    ---------    -----------

                                                                            CLASS R                      CLASS I
                                                                  ---------------------------    ------------------------
RESERVE INTERNATIONAL EQUITY FUND                                   SHARES         AMOUNT         SHARES        AMOUNT
---------------------------------------------------------------   ----------    -------------    ---------    -----------
Sold...........................................................    1,175,343    $  18,133,296        8,067    $   111,602
Redeemed.......................................................   (1,361,270)     (21,085,985)          --             --
                                                                  ----------    -------------    ---------    -----------
Net Increase (Decrease)........................................     (185,927)   $  (2,952,689)       8,067    $   111,602
                                                                  ----------    -------------    ---------    -----------
                                                                  ----------    -------------    ---------    -----------

                                                                            CLASS R                      CLASS I
                                                                  ---------------------------    ------------------------
RESERVE LARGE-CAP GROWTH FUND                                       SHARES         AMOUNT         SHARES        AMOUNT
---------------------------------------------------------------   ----------    -------------    ---------    -----------
Sold...........................................................       21,859    $     472,120      100,424    $ 1,225,412
Redeemed.......................................................      (88,290)      (1,901,631)     (45,026)      (557,494)
                                                                  ----------    -------------    ---------    -----------
Net Increase (Decrease)........................................      (66,431)   $  (1,429,511)      55,398    $   667,918
                                                                  ----------    -------------    ---------    -----------
                                                                  ----------    -------------    ---------    -----------

                                                                            CLASS R                      CLASS I
                                                                  ---------------------------    ------------------------
RESERVE SMALL-CAP GROWTH FUND                                       SHARES         AMOUNT         SHARES        AMOUNT
---------------------------------------------------------------   ----------    -------------    ---------    -----------
Sold...........................................................      260,710    $   8,408,616       70,411    $ 1,512,848
Redeemed.......................................................     (224,747)      (7,103,415)          --             --
                                                                  ----------    -------------    ---------    -----------
Net Increase...................................................       35,963    $   1,305,201       70,411    $ 1,512,848
                                                                  ----------    -------------    ---------    -----------
                                                                  ----------    -------------    ---------    -----------

                                                                            CLASS R                      CLASS I
                                                                  ---------------------------    ------------------------
RESERVE STRATEGIC GROWTH FUND                                       SHARES         AMOUNT         SHARES        AMOUNT
---------------------------------------------------------------   ----------    -------------    ---------    -----------
Sold...........................................................      156,847    $   1,621,447      335,367    $ 3,365,977
Redeemed.......................................................      (18,385)        (185,388)      (5,008)       (52,095)
                                                                  ----------    -------------    ---------    -----------
Net Increase...................................................      138,462    $   1,436,059      330,359    $ 3,313,882
                                                                  ----------    -------------    ---------    -----------
                                                                  ----------    -------------    ---------    -----------

      For the year ended May 31, 1999 the capital stock transactions of each Fund was as follows:

                                                                            CLASS R                      CLASS I
                                                                  ---------------------------    ------------------------
RESERVE BLUE CHIP GROWTH FUND                                       SHARES         AMOUNT         SHARES        AMOUNT
---------------------------------------------------------------   ----------    -------------    ---------    -----------
Sold...........................................................      120,237    $   2,208,029          112    $     1,166
Reinvested.....................................................       36,055          608,254           10            104
Redeemed.......................................................     (214,503)      (4,118,126)          --             --
                                                                  ----------    -------------    ---------    -----------
Net Increase (Decrease)........................................      (58,211)   $  (1,301,843)         122    $    71,270
                                                                  ----------    -------------    ---------    -----------
                                                                  ----------    -------------    ---------    -----------


                                                                            CLASS R                      CLASS I
                                                                  ---------------------------    ------------------------
RESERVE INFORMED INVESTORS GROWTH FUND                              SHARES         AMOUNT         SHARES        AMOUNT
---------------------------------------------------------------   ----------    -------------    ---------    -----------
Sold...........................................................      239,436    $   2,947,459          115    $     1,166
Reinvested.....................................................       53,132          508,470           23            193
Redeemed.......................................................     (373,881)      (4,285,126)          --             --
                                                                  ----------    -------------    ---------    -----------
Net Increase (Decrease)........................................      (81,813)   $    (829,197)         138    $     1,359
                                                                  ----------    -------------    ---------    -----------
                                                                  ----------    -------------    ---------    -----------

                                                                            CLASS R                      CLASS I
                                                                  ---------------------------    ------------------------
RESERVE INTERNATIONAL EQUITY FUND                                   SHARES         AMOUNT         SHARES        AMOUNT
---------------------------------------------------------------   ----------    -------------    ---------    -----------
Sold...........................................................      699,763    $   9,090,978          115    $     1,166
Redeemed.......................................................     (703,928)      (9,189,122)          --             --
                                                                  ----------    -------------    ---------    -----------
Net Increase (Decrease)........................................       (4,165)   $     (98,144)         115    $     1,166
                                                                  ----------    -------------    ---------    -----------
                                                                  ----------    -------------    ---------    -----------

                                                                            CLASS R                      CLASS I
                                                                  ---------------------------    ------------------------
RESERVE LARGE-CAP GROWTH FUND                                       SHARES         AMOUNT         SHARES        AMOUNT
---------------------------------------------------------------   ----------    -------------    ---------    -----------
Sold...........................................................      900,731    $  16,910,071    1,033,943    $12,333,487
Reinvested.....................................................       27,901          522,595            5             54
Redeemed.......................................................     (922,682)     (18,512,127)     (35,446)      (440,000)
                                                                  ----------    -------------    ---------    -----------
Net Increase (Decrease)........................................        5,950    $  (1,079,461)     988,502    $11,893,541
                                                                  ----------    -------------    ---------    -----------
                                                                  ----------    -------------    ---------    -----------

                                                                            CLASS R                      CLASS I
                                                                  ---------------------------    ------------------------
RESERVE SMALL-CAP GROWTH FUND                                       SHARES         AMOUNT         SHARES        AMOUNT
---------------------------------------------------------------   ----------    -------------    ---------    -----------
Sold...........................................................      107,988    $   2,287,534          113    $     1,166
Redeemed.......................................................     (175,495)      (3,426,129)          --             --
                                                                  ----------    -------------    ---------    -----------
Net Increase (Decrease)........................................      (67,507)   $  (1,138,595)         113    $     1,166
                                                                  ----------    -------------    ---------    -----------
                                                                  ----------    -------------    ---------    -----------

5.    MANAGEMENT'S USE OF ESTIMATES

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

6.    FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

      Contained below is per share operating performance for a share of each Class for each of the periods indicated. The information should be read in conjunction with the accompanying financial data and related notes.

                                                                      CLASS R                                     CLASS I
                                         ------------------------------------------------------------------     ------------
                                         SIX MONTHS                                                             SIX MONTHS
                                           ENDED                     FISCAL YEARS ENDED MAY 31,                   ENDED
                                         NOVEMBER 30,     -------------------------------------------------     NOVEMBER 30,
                                            1999           1999       1998       1997      1996     1995(A)        1999
                                         ------------     -------    -------    ------    ------    -------     ------------
RESERVE BLUE CHIP GROWTH FUND
Net asset value, beginning of period.....   $  20.84      $ 15.09    $ 15.46    $14.91    $12.03    $ 10.00       $  13.29
                                           --------       -------    -------    ------    ------    -------       --------
Income from investment operations
  Net investment loss....................       (.13)        (.23)      (.00)     (.17)     (.10)      (.03)          (.02)
  Net realized and unrealized gain.......       4.79         7.02       2.82      0.91      3.62       2.06           3.05
                                           --------       -------    -------    ------    ------    -------       --------
Total from investment operations.........       4.66         6.79       2.82      0.74      3.52       2.03           3.03
Less distribution from net realized
  income and net capital gain............         --        (1.04)     (3.19)     (.19)     (.64)        --             --
                                           --------       -------    -------    ------    ------    -------       --------
Net asset value, end of period...........   $  25.50      $ 20.84    $ 15.09    $15.46    $14.91    $ 12.03       $  16.32
                                           --------       -------    -------    ------    ------    -------       --------
                                           --------       -------    -------    ------    ------    -------       --------
Total Return.............................      22.36%       46.62%     19.70%     5.12%    30.10%     20.30%         22.80%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands).....   $ 12,043      $10,570    $ 8,532    $5,428    $5,130    $ 1,993       $  1,626
Ratio of expenses to average net
  assets.................................       1.45%(c)     1.53%      1.75%     1.75%     1.75%      1.73%(c)        .88%(c)
Ratio of net investment loss to average
  net assets.............................      (1.09)%(c)    (.96)%     (.87)%   (1.13)%    (.94)%     (.70)%(c)       (.65)%(c)
Portfolio turnover rate..................         26%         144%       113%      109%       72%        68%            26%

                                           CLASS I
                                           -------
                                           PERIOD
                                            ENDED
                                           MAY 31,
                                           1999(B)
                                           -------
RESERVE BLUE CHIP GROWTH FUND
Net asset value, beginning of period.....  $ 10.00
                                           -------
Income from investment operations
  Net investment loss....................     (.32)
  Net realized and unrealized gain.......     4.65
                                           -------
Total from investment operations.........     4.33
Less distribution from net realized
  income and net capital gain............    (1.04)
                                           -------
Net asset value, end of period...........  $ 13.29
                                           -------
                                           -------
Total Return.............................    32.90%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands).....  $     2
Ratio of expenses to average net
  assets.................................      .88%(c)
Ratio of net investment loss to average
  net assets.............................    (1.12)%(c)
Portfolio turnover rate..................      144%

                                                                     CLASS R                                     CLASS I
                                       -------------------------------------------------------------------     ------------
                                       SIX MONTHS                                                              SIX MONTHS
                                         ENDED                      FISCAL YEARS ENDED MAY 31,                   ENDED
                                       NOVEMBER 30,     --------------------------------------------------     NOVEMBER 30,
                                          1999           1999       1998       1997      1996      1995(D)        1999
                                       ------------     -------    -------    ------    ------     -------     ------------
RESERVE INFORMED INVESTORS GROWTH FUND
Net asset value, beginning of period...   $  12.38      $ 10.46    $ 11.48    $14.36    $11.99     $ 10.00       $  10.85
                                         --------       -------    -------    ------    ------     -------       --------
Income from investment operations
  Net investment loss..................       (.10)        (.27)      (.20)     (.07)     (.33)       (.07)          (.03)
  Net realized and unrealized gain
    (loss).............................       6.22        (4.12)      2.08     (1.66)     3.87        2.06           5.45
                                         --------       -------    -------    ------    ------     -------       --------
Total from investment operations.......       6.12         3.85       1.88     (1.73)     3.54        1.99           5.42
Less distribution from net realized net
  capital gain.........................         --        (1.93)     (2.90)    (1.15)    (1.17)         --             --
                                         --------       -------    -------    ------    ------     -------       --------
Net asset value, end of period.........   $  18.50      $ 12.38    $ 10.46    $11.48    $14.36     $ 11.99       $  16.27
                                         --------       -------    -------    ------    ------     -------       --------
                                         --------       -------    -------    ------    ------     -------       --------
Total Return...........................      49.43%       42.22%     17.88%   (11.35)%   29.75%      19.90%         49.95%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands)...   $  5,706      $ 4,123    $ 4,334    $5,477    $6,393     $ 6,837       $    893
Ratio of expenses to average net
  assets...............................       1.57%(c)     1.61%      1.75%     1.75%     1.75%       1.75%(c)        .96%(c)
Ratio of net investment loss to average
  net assets...........................      (1.41)%(c)   (1.04)%     (.91)%    (.57)%   (1.57)%     (1.62)%(c)       (.86)%(c)
Portfolio turnover rate................        297%         551%       410%      255%      132%         59%           297%


                                         CLASS I
                                         -------
                                         PERIOD
                                          ENDED
                                         MAY 31,
                                         1999(B)
                                         -------
RESERVE INFORMED INVESTORS GROWTH FUND
Net asset value, beginning of period...  $ 10.00
                                         -------
Income from investment operations
  Net investment loss..................     (.03)
  Net realized and unrealized gain
    (loss).............................     2.81
                                         -------
Total from investment operations.......     2.78
Less distribution from net realized net
  capital gain.........................    (1.93)
                                         -------
Net asset value, end of period.........  $ 10.85
                                         -------
                                         -------
Total Return...........................     8.50%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands)...  $     1
Ratio of expenses to average net
  assets...............................     1.06%(c)
Ratio of net investment loss to average
  net assets...........................     (.59)%(c)
Portfolio turnover rate................      551%

                                                                         CLASS R                                 CLASS I
                                                ----------------------------------------------------------     ------------
                                                SIX MONTHS                                                     SIX MONTHS
                                                  ENDED                 FISCAL YEARS ENDED MAY 31,               ENDED
                                                NOVEMBER 30,     -----------------------------------------     NOVEMBER 30,
                                                   1999           1999       1998       1997       1996(E)        1999
                                                ------------     -------    -------    -------     -------     ------------
RESERVE INTERNATIONAL EQUITY FUND
Net asset value, beginning of period............   $  12.73      $ 13.22    $ 12.59    $ 11.26     $ 10.00       $  11.21
                                                   --------      -------    -------    -------     -------       --------
Income from investment operations
  Net investment loss...........................       (.08)        (.06)      (.04)      (.07)       (.05)          (.02)
  Net realized and unrealized gain (loss).......       6.77         (.43)       .67       1.40        1.31           5.96
                                                   --------      -------    -------    -------     -------       --------
Total from investment operations................       6.69         (.49)       .63       1.33        1.26           5.94
                                                   --------      -------    -------    -------     -------       --------
Net asset value, end of period..................   $  19.42      $ 12.73    $ 13.22    $ 12.59     $ 11.26       $  17.15
                                                   --------      -------    -------    -------     -------       --------
                                                   --------      -------    -------    -------     -------       --------
Total Return....................................      52.55%       (3.78)%     5.00%     11.81%      12.60%         52.99%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands)............   $ 15,180      $12,310    $12,699    $12,099     $ 3,578       $    140
Ratio of expenses to average net assets
  waiver........................................       1.79%(c)     1.87%      2.00%      2.00%       2.00%(c)       1.21%(c)
Ratio of net investment loss to average net
  assets........................................      (1.10)%(c)    (.50)%     (.39)%     (.82)%      (.92)%(c)       (.74)%(c)
Portfolio turnover rate.........................         23%         174%       114%        52%         70%            23%


                                                  CLASS I
                                                  -------
                                                  PERIOD
                                                   ENDED
                                                  MAY 31,
                                                  1999(B)
                                                  -------
RESERVE INTERNATIONAL EQUITY FUND
Net asset value, beginning of period............  $ 10.00
                                                  -------
Income from investment operations
  Net investment loss...........................     (.48)
  Net realized and unrealized gain (loss).......     1.69
                                                  -------
Total from investment operations................     1.21
                                                  -------
Net asset value, end of period..................  $ 11.21
                                                  -------
                                                  -------
Total Return....................................    12.00%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands)............  $     1
Ratio of expenses to average net assets
  waiver........................................     1.29%(c)
Ratio of net investment loss to average net
  assets........................................    (5.43)%(c)
Portfolio turnover rate.........................      174%

                                                                          CLASS R                                CLASS I
                                                 ---------------------------------------------------------     ------------
                                                 SIX MONTHS                                                    SIX MONTHS
                                                   ENDED                 FISCAL YEARS ENDED MAY 31,              ENDED
                                                 NOVEMBER 30,     ----------------------------------------     NOVEMBER 30,
                                                    1999           1999       1998       1997      1996(F)        1999
                                                 ------------     -------    -------    ------     -------     ------------
RESERVE LARGE-CAP GROWTH FUND
Net asset value, beginning of period.............   $  21.38      $ 18.16    $ 14.61    $10.95     $ 10.00       $  12.06
                                                    --------      -------    -------    ------     -------       --------
Income from investment operations
  Net investment income (loss)...................        .02           --       (.03)     (.03)       (.01)           .01
  Net realized and unrealized gain...............        .68         3.76       3.89      3.69         .96            .42
                                                    --------      -------    -------    ------     -------       --------
Total from investment operations.................        .70         3.76       3.86      3.66         .95            .43
Less distributions from net realized gain........         --         (.54)      (.31)       --          --             --
                                                    --------      -------    -------    ------     -------       --------
Net asset value, end of period...................   $  22.08      $ 21.38    $ 18.16    $14.61     $ 10.95       $  12.49
                                                    --------      -------    -------    ------     -------       --------
                                                    --------      -------    -------    ------     -------       --------
Total Return.....................................       3.27%       21.13%     26.71%    33.42%       9.50%          3.57%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands).............   $  6,915      $ 8,118    $ 6,786    $3,054     $ 1,231       $ 13,161
Ratio of expenses to average net assets..........       1.45%(c)     1.51%      1.75%     1.75%       1.75%(c)        .90%(c)
Ratio of net investment income (loss) to average
  net assets.....................................        .18%(c)     (.22)%     (.36)%    (.32)%      (.32)%(c)        .11%(c)
Portfolio turnover rate..........................         13%          69%        25%       18%          0%            13%


                                                   CLASS I
                                                   -------
                                                   PERIOD
                                                    ENDED
                                                   MAY 31,
                                                    1999
                                                   -------
RESERVE LARGE-CAP GROWTH FUND
Net asset value, beginning of period.............  $ 10.00
                                                   -------
Income from investment operations
  Net investment income (loss)...................     (.01)
  Net realized and unrealized gain...............     2.61
                                                   -------
Total from investment operations.................     2.60
Less distributions from net realized gain........     (.54)
                                                   -------
Net asset value, end of period...................  $ 12.06
                                                   -------
                                                   -------
Total Return.....................................    20.60%
RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands).............  $12,042
Ratio of expenses to average net assets..........      .87%(c)
Ratio of net investment income (loss) to average
  net assets.....................................     (.38)%(c)
Portfolio turnover rate..........................       69%

                                                                      CLASS R                                     CLASS I
                                         ------------------------------------------------------------------     ------------
                                         SIX MONTHS                                                             SIX MONTHS
                                           ENDED                     FISCAL YEARS ENDED MAY 31,                   ENDED
                                         NOVEMBER 30,     -------------------------------------------------     NOVEMBER 30,
                                            1999           1999       1998       1997      1996     1995(G)        1999
                                         ------------     -------    -------    ------    ------    -------     ------------
RESERVE SMALL-CAP GROWTH FUND
Net asset value, beginning of period.....   $  23.61      $ 16.66    $ 15.52    $19.56    $12.21    $ 10.00       $  15.05
                                           --------       -------    -------    ------    ------    -------       --------
Income from investment operations
  Net investment loss....................       (.21)        (.51)      (.39)     (.28)     (.17)      (.09)          (.03)
  Net realized and unrealized gain
    (loss)...............................      15.99         7.46       1.53     (3.76)     8.05       2.30          10.13
                                           --------       -------    -------    ------    ------    -------       --------
Total from investment operations.........      15.78         6.95       1.14     (4.04)     7.88       2.21          10.10
Less distribution from net realized
  gain...................................         --           --         --        --     (.53)         --             --
                                           --------       -------    -------    ------    ------    -------       --------
Net asset value, end of period...........   $  39.39      $ 23.61    $ 16.66    $15.52    $19.56    $ 12.21       $  25.15
                                           --------       -------    -------    ------    ------    -------       --------
                                           --------       -------    -------    ------    ------    -------       --------
Total Return.............................      66.84%       41.72%      7.35%   (20.65)%   65.55%     22.10%         67.11%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands).....   $ 11,857      $ 6,258    $ 5,541    $5,789    $6,657    $ 1,241       $  1,774
Ratio of expenses to average net
  assets.................................       1.54%(c)     1.61%      1.75%     1.75%     1.75%      1.75%(c)        .96%(c)
Ratio of net investment loss to average
  net assets.............................      (1.28)%(c)   (1.44)%    (1.64)%   (1.69)%   (1.70)%    (1.62)%(c)       (.79)%(c)
Portfolio turnover rate..................         41%          26%        46%       28%       38%        43%            41%


                                           CLASS I
                                           -------
                                           PERIOD
                                            ENDED
                                           MAY 31,
                                           1999(B)
                                           -------
RESERVE SMALL-CAP GROWTH FUND
Net asset value, beginning of period.....  $ 10.00
                                           -------
Income from investment operations
  Net investment loss....................     (.08)
  Net realized and unrealized gain
    (loss)...............................     5.13
                                           -------
Total from investment operations.........     5.05
Less distribution from net realized
  gain...................................       --
                                           -------
Net asset value, end of period...........  $ 15.05
                                           -------
                                           -------
Total Return.............................    50.50%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands).....  $     2
Ratio of expenses to average net
  assets.................................     1.00%(c)
Ratio of net investment loss to average
  net assets.............................     (.89)%(c)
Portfolio turnover rate..................       26%

                                                                                                    CLASS R      CLASS I
                                                                                                    -------      -------
                                                                                                    1999(H)      1999(H)
                                                                                                    -------      -------
RESERVE STRATEGIC GROWTH FUND
Net asset value, beginning of period.............................................................   $ 10.00      $ 10.00
                                                                                                    -------      -------
Income from investment operations
  Net investment loss............................................................................      (.02)        (.01)
  Net realized and unrealized gain...............................................................      1.09         1.10
                                                                                                    -------      -------
Total from investment operations.................................................................      1.07         1.09
                                                                                                    -------      -------
Net asset value, end of period...................................................................   $ 11.07      $ 11.09
                                                                                                    -------      -------
                                                                                                    -------      -------
Total Return.....................................................................................     10.70%       10.90%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands).............................................................   $ 1,533      $ 3,665
Ratio of expenses to average net assets..........................................................      1.40%(c)      .98%(c)
Ratio of net investment loss to average net assets...............................................      (.52)%(c)    (.36)%(c)
Portfolio turnover rate..........................................................................         0%           0%

---------------

(a) From October 28, 1994 (Commencement of Operations) to May 31, 1995.
(b) From October 1, 1998 (Commencement of Operations) to May 31, 1999.
(c) Annualized.
(d) From December 28, 1994 (Commencement of Operations) to May 31, 1995.
(e) From July 13, 1995 (Commencement of Operations) to May 31, 1996.
(f)  From January 2, 1996 (Commencement of Operations) to May 31, 1996.
(g) From November 14, 1994 (Commencement of Operations) to May 31, 1995.
(h) From June 1, 1999 (Commencement of Operations) to November 30, 1999.

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